LEASES - Weighted average rates and average useful life of right of use assets (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Buildings
LEASES
Weighted average life	222 months	209 months
Weighted average remaining lease terms	109 months	99 months
Weighted average discount rates	7.11%	6.67%
Computer equipment
LEASES
Weighted average life	82 months	73 months
Weighted average remaining lease terms	32 months	31 months
Weighted average discount rates	7.52%	8.36%
Furniture and fixtures
LEASES
Weighted average life	53 months
Weighted average remaining lease terms	53 months
Weighted average discount rates	8.71%
Vehicles
LEASES
Weighted average life	49 months	51 months
Weighted average remaining lease terms	17 months	22 months
Weighted average discount rates	10.44%	9.81%